Finance Items	12 Months Ended
Mar. 31, 2026
Finance Items [Abstract]
FINANCE ITEMS
7.	FINANCE ITEMS

Finance items consist of:

	Years Ended March 31,
Finance income	2026	2025
Interest income	$11,895	$8,518

	Years Ended March 31,
Finance costs	2026	2025
Interest on lease obligation	$157	$126
Interest on convertible notes	12,178	4,707
Accretion of long-term deposit	1,021	—
Issuance costs of convertible notes allocated to derivative liabilities	—	1,741
Accretion of environmental rehabilitation liabilities	195	139
	$13,551	$6,713

The total interest accretion on the convertible notes during the year ended March 31, 2026 was $12.18 million net of $1.91 million capitalized and recorded as mineral rights and properties as part of the development expenditures of the El Domo Project.